As filed with the Securities and Exchange Commission on February 5, 2010

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21833

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

JOHN J. FEENEY, JR., PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: March 31, 2010

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 5.6%
Industrials - 1.3%
Allied Waste North America Inc. [2]
(Cost $491,717)	6.88%	06/01/17	$500	$530,625

Telecommunications - 4.3%
Qwest Corp. [2]	6.88	09/15/33	1,000	880,000
Rogers Communications Inc.	6.38	03/01/14	250	276,799
Rogers Communications Inc.	6.80	08/15/18	500	559,962

Total Telecommunications
(Cost $1,468,854)				1,716,761

Total INVESTMENT GRADE CORPORATE BONDS
(Cost $1,960,571)				2,247,386

HIGH YIELD CORPORATE BONDS - 121.5%
Basic Industry - 19.7%
AK Steel Corp. [2]	7.75	06/15/12	1,025	1,035,250
Arch Western Finance LLC [2]	6.75	07/01/13	750	744,375
Buckeye Technologies Inc.	8.50	10/01/13	413	421,776
Cascades Inc. [3,4]	7.75	12/15/17	150	151,500
Domtar Corp. [2]	10.75	06/01/17	500	587,500
Edgen Murray Corp. [3,4]	12.25	01/15/15	195	191,587
Freeport McMoRan Copper & Gold [2]	8.38	04/01/17	750	821,250
Georgia-Pacific LLC	7.25	06/01/28	240	223,200
Georgia-Pacific LLC [2]	7.38	12/01/25	285	272,175
Solutia Inc.	8.75	11/01/17	250	260,313
Steel Dynamics Inc. [2]	6.75	04/01/15	500	495,625
Trimas Corp. [3,4]	9.75	12/15/17	285	279,656
US Steel Corp. [2]	7.00	02/01/18	1,150	1,126,418
Verso Paper Holdings LLC / Verso Paper Inc.	9.13	08/01/14	275	262,625
Verso Paper Holdings LLC / Verso Paper Inc. [3,4]	11.50	07/01/14	525	577,500
Westlake Chemical Corp. [2]	6.63	01/15/16	500	478,125

Total Basic Industry
(Cost $7,048,891)				7,928,875

Capital Goods - 12.3%
Alliant Techsystems Inc. [2]	6.75	04/01/16	500	495,000
CNH America LLC. [2]	7.25	01/15/16	500	493,750
Crown Americas LLC [2]	7.75	11/15/15	225	232,875
L-3 Communications Corp. [2]	6.13	01/15/14	1,000	1,006,250
Mueller Water Products Inc.	7.38	06/01/17	750	693,750
Owens-Illinois Inc.	7.80	05/15/18	475	478,563
Terex Corp. [2]	7.38	01/15/14	1,000	1,011,250
Terex Corp.	8.00	11/15/17	250	240,625
Texas Industries Inc.	7.25	07/15/13	315	309,488

Total Capital Goods
(Cost $4,773,951)				4,961,551

Consumer Cyclical - 27.9%
ACE Hardware Corp. [2,3,4]	9.13	06/01/16	500	529,375
American Axle & Manufacturing Inc.	7.88	03/01/17	550	464,750
Collective Brands Inc.	8.25	08/01/13	444	450,660
Couche-Tard U.S. LP	7.50	12/15/13	500	508,750
FireKeepers Development Authority [3,4]	13.88	05/01/15	500	567,500
Ford Motor Credit Co.	7.00	10/01/13	475	474,285
GameStop Corp. [2]	8.00	10/01/12	500	518,125

Harrahs Operating Escrow LLC/Harrahs Escrow Corp. [3,4]	11.25	06/01/17	500	523,125
KAR Holdings Inc.	10.00	05/01/15	425	454,750
Levi Strauss & Co.	9.75	01/15/15	750	787,500
Limited Brands Inc. [2,3,4]	8.50	06/15/19	250	271,875
McJunkin Red Man Corp. [3,4]	9.50	12/15/16	290	283,475
MGM Mirage Inc.	8.38	02/01/11	575	544,812
Mohegan Tribal Gaming Authority	7.13	08/15/14	550	374,688
Motors Liquidation Co. [1]	7.13	07/15/13	250	66,250
MTR Gaming Group Inc. [3,4]	12.63	07/15/14	525	505,313
Phillips-Van Heusen Corp. [2]	7.25	02/15/11	750	751,875
Rite Aid Corp.	8.63	03/01/15	800	696,000
Seneca Gaming Corp.	7.25	05/01/12	550	536,250
Tenneco Inc.	8.63	11/15/14	500	504,375
The Neiman Marcus Group Inc. [7]	9.00	10/15/15	762	745,038

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
TRW Automotive Inc. [3,4]	7.25%	03/15/17	$725	$703,250

Total Consumer Cyclical
(Cost $10,099,428)				11,262,021

Consumer Non-Cyclical - 10.1%
ACCO Brands Corp. [3,4]	10.63	03/15/15	250	275,000
B&G Foods Inc.	12.00	10/30/16	6	17,220
Bumble Bee Foods LLC [3,4]	7.75	12/15/15	295	295,737
Constellation Brands Inc. [2]	7.25	05/15/17	875	887,031
Deluxe Corp.	7.38	06/01/15	500	481,875
Jarden Corp.	7.50	05/01/17	750	748,125
RSC Equipment Rental Inc.	9.50	12/01/14	525	525,656
Stater Brothers Holdings	8.13	06/15/12	325	328,250
SUPERVALU Inc.	7.50	05/15/12	500	515,000

Total Consumer Non-Cyclical
(Cost $3,908,388)				4,073,894

Energy - 15.6%
Chesapeake Energy Corp. [2]	6.88	01/15/16	950	950,000
El Paso Corp. [2]	6.88	06/15/14	625	624,538
Frontier Oil Corp. [2]	6.63	10/01/11	750	754,688
Hercules Offshore Inc. [3,4]	10.50	10/15/17	525	553,875
Newfield Exploration Co. [2]	6.63	09/01/14	500	505,000
Pioneer Natural Resource Co [2]	6.65	03/15/17	400	394,507
Quicksilver Resources Inc.	11.75	01/01/16	375	425,625
Range Resources Corp. [2]	7.50	05/15/16	500	513,750
SeaMetric International AS [3,4,5,8,9]	11.63	05/25/12	718	143,673
SESI LLC	6.88	06/01/14	500	492,500
Southwestern Energy Co. [2]	7.50	02/01/18	500	530,000
Whiting Petroleum Corp. [2]	7.25	05/01/13	375	377,813

Total Energy
(Cost $6,395,856)				6,265,969

Finance & Investment - 1.3%
Easton-Bell Sports Inc. [3,4]
(Cost $538,687)	9.75	12/01/16	525	544,031

Industrials - 1.3%
Solo Cup Co. [3,4]
(Cost $502,442)	10.50	11/01/13	500	532,500

Media - 4.6%
Charter Communications Operating LLC [3,4,6]	10.38	04/30/14	925	950,437
Mediacom Broadband LLC	8.50	10/15/15	875	883,750

Total Media
(Cost $1,683,700)				1,834,187

Services Cyclical - 6.7%
AMC Entertainment Inc.	8.75	06/01/19	800	816,000
ARAMARK Corp.	8.50	02/01/15	750	772,500
Iron Mountain Inc. [2]	8.75	07/15/18	575	596,562
United Rentals North America Inc.	9.25	12/15/19	500	516,250

Total Services Cyclical
(Cost $2,600,864)				2,701,312

Services Non-Cyclical - 3.3%
HCA Inc. [2]	9.25	11/15/16	575	617,406

Service Corp. International [2]	6.75	04/01/16	750	725,625

Total Services Non-Cyclical
(Cost $1,228,160)				1,343,031

Technology & Electronics - 4.7%
First Data Corp.	9.88	09/24/15	525	489,563
Flextronics International Limited [2]	6.25	11/15/14	488	480,680
Sungard Data Systems Inc.	10.25	08/15/15	850	905,250

Total Technology & Electronics
(Cost $1,697,218)				1,875,493

Telecommunications - 14.0%
American Tower Corp. [2]	7.00	10/15/17	1,000	1,107,500
Cincinnati Bell Inc.	8.38	01/15/14	350	356,125
CSC Holdings Inc. [2,3,4]	8.50	04/15/14	750	798,750
Frontier Communications Corp.	7.13	03/15/19	1,050	992,250
Global Crossing Limited [3,4]	12.00	09/15/15	525	576,187
Lamar Media Corp.	6.63	08/15/15	400	388,000
PAETEC Holding Corp.	9.50	07/15/15	500	481,250

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Windstream Corp. [2]	7.00%	03/15/19	$1,000	$935,000

Total Telecommunications
(Cost $5,324,881)				5,635,062

Total HIGH YIELD CORPORATE BONDS
(Cost $45,802,466)				48,957,926

			Shares	Value

COMMON STOCKS - 5.1%
Consumer Products - 0.9%
B&G Foods Inc.			5,555	50,995
The Coca-Cola Co.			5,125	292,125

Total Consumer Products
(Cost $275,549)				343,120

Energy - 0.8%
Southern Union Co.			14,625	331,988

(Cost $211,262)
Industrials - 1.2%
General Electric Co.			17,650	267,044
United States Steel Corp.			4,000	220,480

Total Industrials
(Cost $424,874)				487,524

Telecommunications - 2.2%
AT&T Inc.			9,200	257,876
Frontier Communications Corp.			15,900	124,179
Qwest Communications International Inc.			25,000	105,250
Verizon Communications Inc.			7,680	254,438
Windstream Corp.			13,700	150,563

Total Telecommunications
(Cost $915,161)				892,306

Total COMMON STOCKS
(Cost $1,826,846)				2,054,938
	Interest Rate	Maturity	Principal Amount (000s)	Value
SHORT TERM INVESTMENT - 0.7%
State Street Euro Dollar Time Deposit
(Cost $288,418)	0.01%	01/04/10	$288	$288,418

Total Investments - 132.9%
(Cost $49,878,301)				53,548,668
Liabilities in Excess of Other Assets - (32.9)%				(13,245,159)

NET ASSETS - 100.0%				$40,303,509

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

December 31, 2009

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Issuer is currently in default on its regularly scheduled interest payment.

2	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreement.

3	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2009, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$12,300,725	25.28%
Helios High Income Fund, Inc.	9,369,732	25.75
Helios Multi-Sector High Income Fund, Inc.	9,254,346	22.96
Helios Strategic Income Fund, Inc.	8,467,553	24.44

4	—	Private Placement.

5	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of December 31, 2009, the total values of all such securities were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$305,306	0.63%
Helios Multi-Sector High Income Fund, Inc.	143,673	0.36
Helios Strategic Income Fund, Inc.	269,388	0.78

6	—	Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Funds own senior debt issued by this company that continues to receive income payments.

7	—	Payment-in-Kind Bond - Issuer has the option at each interest payment date of making interest payments in cash or in additional debt securities.

8	—	Restricted Illiquid Security – Security is not actively traded and would be difficult to sell in a current sale thus causing it to be not readily convertible into cash. The details of the acquisition of this security is as follows:

Fund	Acquisition Date	Cost	% of Net Assets
Helios Advantage Income Fund, Inc.	05/02/07	$1,518,367	0.63%
Helios Multi-Sector High Income Fund, Inc.	05/02/07	713,011	0.36
Helios Strategic Income Fund, Inc.	05/02/07	1,339,715	0.78

9	—	Company announced a three month postponement of the interest payment due November 25, 2009 until February 25, 2010. The company also announced as compensation for the postponed interest payment a postponement fee which will be converted into new SeaMetric shares.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information of securities valuations (including, but not limited to, broker-dealers, Bloomberg or Reuters) is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1	–	quoted prices in active markets for identical investments
• Level 2	–	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds’ investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total

Description:

Quoted Prices (Level 1)	$-	$-	$-	$2,464,506	$-	$2,464,506
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	-	2,713,097	42,897,914	-	188,287	45,799,298
Significant Unobservable Inputs (Level 3)	-	-	17,201,787	-	-	17,201,787

Total	$-	$2,713,097	$60,099,701	$2,464,506	$188,287	$65,465,591

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

Helios High Income Fund, Inc.

Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total

Description:

Quoted Prices (Level 1)	$-	$-	$-	$1,667,453	$1,667,453
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	-	1,608,625	31,496,690	-	33,105,315
Significant Unobservable Inputs (Level 3)	-	-	13,058,170	-	13,058,170

Total	$-	$1,608,625	$44,554,860	$1,667,453	$47,830,938

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total

Description:

Quoted Prices (Level 1)	$-	$-	$-	$2,054,938	$-	$2,054,938
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	-	2,247,386	35,586,705	-	288,418	38,122,509
Significant Unobservable Inputs (Level 3)	-	-	13,371,221	-	-	13,371,221

Total	$-	$2,247,386	$48,957,926	$2,054,938	$288,418	$53,548,668

Helios Strategic Income Fund, Inc.

Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total

Description:

Quoted Prices (Level 1)	$-	$-	$-	$2,497,830	$-	$2,497,830
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	-	11,634,451	21,073,734	-	175,735	32,883,920
Significant Unobservable Inputs (Level 3)	-	-	9,917,383	-	-	9,917,383

Total	$-	$11,634,451	$30,991,117	$2,497,830	$175,735	$45,299,133

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,533,000	$50,462	$12,162,356	$164,002	$13,909,820
Accrued Discounts/ (Premiums)	477	-	152,340	-	152,817
Realized Gain/ (Loss)	(11,071,713)	(1,610,899)	(937,063)	(3,045,727)	(16,665,402)
Change in Unrealized Appreciation/ (Depreciation)	10,909,636	1,569,129	3,116,784	2,958,849	18,554,398

Net Purchases (Sales)	(1,371,400)	(8,692)	8,635,556	(77,124)	7,178,340
Net transfers in and/or out of Level 3	-	-	(5,928,186)	-	(5,928,186)

Balance as of March 31, 2009	$-	$-	$17,201,787	$-	$17,201,787

Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$1,756,911	$-	$1,756,911

Helios High Income Fund, Inc.
Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,126,000	$168,612	$8,914,945	$125,412	$10,334,969
Accrued Discounts/ (Premiums)	288	-	110,012	-	110,300
Realized Gain/ (Loss)	(6,779,754)	(2,445,454)	(850,065)	(1,971,012)	(12,046,285)
Change in Unrealized Appreciation/ (Depreciation)	6,670,441	2,340,908	2,942,433	1,903,066	13,856,848
Net Purchases (Sales)	(1,016,975)	(64,066)	6,991,448	(57,466)	5,852,941
Net transfers in and/or out of Level 3	-	-	(5,050,603)	-	(5,050,603)

Balance as of December 31, 2009	$-	$-	$13,058,170	$-	$13,058,170

Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$1,699,183	$-	$1,699,183

Helios Multi-Sector High Income Fund, Inc.
Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,223,000	$100,924	$9,031,696	$173,649	$10,529,269
Accrued Discounts/ (Premiums)	432	-	118,435	-	118,867
Realized Gain/ (Loss)	(11,851,140)	(1,454,324)	(965,064)	(3,601,777)	(17,872,305)
Change in Unrealized Appreciation/ (Depreciation)	11,695,458	1,370,275	2,842,773	3,511,658	19,420,164
Net Purchases (Sales)	(1,067,750)	(16,875)	7,679,922	(83,530)	6,511,767
Net transfers in and/or out of Level 3	-	-	(5,336,541)	-	(5,336,541)

Balance as of December 31, 2009	$-	$-	$13,371,221	$-	$13,371,221

Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$1,236,862	$-	$1,236,862

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

Helios Strategic Income Fund, Inc.
Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,480,621	$50,462	$8,212,166	$139,883	$9,883,132
Accrued Discounts/ (Premiums)	288	-	126,868	-	127,156
Realized Gain/ (Loss)	(9,914,195)	(1,686,704)	(920,278)	(2,314,940)	(14,836,117)
Change in Unrealized Appreciation/ (Depreciation)	9,587,286	1,644,955	2,461,385	2,239,501	15,933,127
Net Purchases (Sales)	(1,154,000)	(8,713)	3,844,738	(64,444)	2,617,581
Net transfers in and/or out of Level 3	-	-	(3,807,496)	-	(3,807,496)

Balance as of December 31, 2009	$-	$-	$9,917,383	$-	$9,917,383

Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$1,206,370	$-	$1,206,370

Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At December 31, 2009, the Funds had the following reverse repurchase agreements outstanding:

Helios Advantage Income Fund, Inc.

Face Value	Description	Maturity Amount
$1,960,698	JPMorgan Chase, 1.10%, dated 11/19/09, maturity date 01/12/10	$1,963,873
5,741,414	JPMorgan Chase, 1.30%, dated 11/19/09, maturity date 01/12/10	5,752,403
863,500	JPMorgan Chase, 1.10%, dated 11/23/09, maturity date 01/13/10	864,846
1,066,625	JPMorgan Chase, 1.30%, dated 11/23/09, maturity date 01/13/10	1,068,590
1,936,350	JPMorgan Chase, 1.10%, dated 11/24/09, maturity date 01/14/10	1,939,367
6,706,523	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	6,718,874

$18,275,110	Maturity Amount, Including Interest Payable	$18,307,953

	Market Value of Assets Sold Under Agreements	$25,546,204

	Weighted Average Interest Rate	1.25%

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

	Helios High Income Fund, Inc.

Face Value	Description	Maturity Amount
$337,000	JPMorgan Chase, 1.10%, dated 11/19/09, maturity date 01/12/10	$337,546
2,238,880	JPMorgan Chase, 1.30%, dated 11/19/09, maturity date 01/12/10	2,243,166
1,388,750	JPMorgan Chase, 1.10%, dated 11/23/09, maturity date 01/13/10	1,390,914
1,792,000	JPMorgan Chase, 1.30%, dated 11/23/09, maturity date 01/13/10	1,795,301
763,000	JPMorgan Chase, 1.10%, dated 11/24/09, maturity date 01/14/10	764,189
5,422,044	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	5,432,030
463,487	JPMorgan Chase, 1.30%, dated 12/18/09, maturity date 01/12/10	463,906

$12,405,161	Maturity Amount, Including Interest Payable	$12,427,052

	Market Value of Assets Sold Under Agreements	$17,503,113

	Weighted Average Interest Rate	1.26%

	Helios Multi-Sector High Income Fund, Inc.

Face Value	Description	Maturity Amount
$720,500	JPMorgan Chase, 1.10%, dated 11/19/09, maturity date 01/12/10	$721,667
3,316,504	JPMorgan Chase, 1.30%, dated 11/19/09, maturity date 01/12/10	3,322,851
863,500	JPMorgan Chase, 1.10%, dated 11/23/09, maturity date 01/13/10	864,846
1,757,875	JPMorgan Chase, 1.30%, dated 11/23/09, maturity date 01/13/10	1,761,113
1,373,000	JPMorgan Chase, 1.10%, dated 11/24/09, maturity date 01/14/10	1,375,139
5,689,535	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	5,700,014
680,750	JPMorgan Chase, 1.30%, dated 12/18/09, maturity date 01/12/10	681,365

$14,401,664	Maturity Amount, Including Interest Payable	$14,426,995

	Market Value of Assets Sold Under Agreements	$20,311,107

	Weighted Average Interest Rate	1.26%

	Helios Strategic Income Fund, Inc.

Face Value	Description	Maturity Amount
$2,089,242	JPMorgan Chase, 1.10%, dated 11/19/09, maturity date 01/12/10	$2,092,626
1,036,000	JPMorgan Chase, 1.30%, dated 11/19/09, maturity date 01/12/10	1,037,983
4,699,260	JPMorgan Chase, 1.10%, dated 11/23/09, maturity date 01/13/10	4,706,586
430,000	JPMorgan Chase, 1.10%, dated 11/24/09, maturity date 01/14/10	430,670
2,072,438	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	2,076,254
808,000	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	808,741
455,000	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	455,411

$11,589,940	Maturity Amount, Including Interest Payable	$11,608,271

	Market Value of Assets Sold Under Agreements	$15,121,376

	Weighted Average Interest Rate	1.16%

The average daily balances of reverse repurchase agreements outstanding during the nine month period ended December 31, 2009, was approximately $14,153,951, $9,943,652, $11,330,083 and $9,664,512 weighted average interest rate of 1.78%, 1.81%, 1.81% and 1.73% Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

The maximum amount of reverse repurchase agreements outstanding at any time during the nine month period was $18,299,901, $12,595,692, $14,435,527 and $11,650,560, which was 27.33%, 26.26%, 26.54% and 25.26% of total assets for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments at December 31, 2009 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$ 61,657,919	$5,193,924	$(1,386,252)	$3,807,672
Helios High Income Fund, Inc.	44,246,068	3,790,690	(205,820)	3,584,870
Helios Multi-Sector High Income Fund, Inc.	49,878,301	4,417,844	(747,477)	3,670,367
Helios Strategic Income Fund, Inc.	43,146,852	3,411,869	(1,259,588)	2,152,281

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios Multi-Sector High Income Fund, Inc.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date: February 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date: February 5, 2010

by (Signature and Title):	/s/ Steven M. Pires
Steven M. Pires
Treasurer

Date: February 5, 2010